STERNE AGEE & LEACH, INC.
                            800 SHADES CREEK PARKWAY
                           BIRMINGHAM, ALABAMA  35209



                                   May 4, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4


                   Re:  State and Local Trusts, Series 1
                             (File No. 333-14701)
                        --------------------------------

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. post-effective Amendment No. 4, which was the most recent Amendment to the Registration Statement, filed electronically with the Commission on May 1, 2001.

                                    Very truly yours,



                                    STERNE, AGEE & LEACH, INC.